Employee Benefits - Additional Information (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Classes of employee benefits expense [abstract]
Defined contribution retirement plan	₺ 20,004	₺ 14,677	₺ 12,785
Expense from share-based payments	₺ 0	₺ 12,085